Segment Information - Geographic Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 1,400	$ 1,318	$ 2,678	$ 2,520	$ 2,517
Total long-lived assets			706	637
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total			1,117	1,051	1,027
Total long-lived assets			327	260
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total			632	608	607
Total long-lived assets			127	139
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Total			346	335	345
Total long-lived assets			119	106
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Total			474	429	437
Total long-lived assets			101	107
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total			109	97	$ 101
Total long-lived assets			$ 32	$ 25